Supplementary Financial Statement Information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Supplementary Financial Statement Information [Abstract]
Percentage of revenue		100.00%
Exercisable ordinary shares	425,047
Revenue recognized in contract liability	$ 0	$ 387
Share option and warrants exercisable	386,134